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                              THE o BJURMAN o FUNDS
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                                     [LOGO]


                                BJURMAN MICRO-CAP
                                   GROWTH FUND

                             ----------------------

                               SEMI-ANNUAL REPORT

                               September 30, 2000
                                   (Unaudited)
--------------------------------------------------------------------------------

THE BJURMAN FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, California 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Donald W. Hudson, Jr.
Joseph E. Maiolo
William Wallace

INVESTMENT ADVISER
George D. Bjurman & Associates
10100 Santa Monica Blvd, Suite 1200
Los Angeles, California 90067

UNDERWRITER
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
================================================================================
Letter to Shareholders ....................................................    1
Statement of Assets and Liabilities .......................................    2
Statement of Operations ...................................................    3
Statements of Changes in Net Assets .......................................    4
Financial Highlights ......................................................    5
Portfolio of Investments ..................................................    6
Notes to Financial Statements .............................................    9
================================================================================
                      For Additional Information and a free
                       prospectus about Bjurman Micro-Cap
                                Growth Fund call:
                                 (800) 227-7264
                   or visit The Bjurman Funds' website on the
                        Internet at www.bjurmanfunds.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.
--------------------------------------------------------------------------------

BJURMAN MICRO-CAP GROWTH FUND
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

The last nine months have been one of the most volatile and least rewarding time periods for the financial markets. As of September 30, the small capitalization market, as measured by the Russell 2000 Growth Index, was down 2.8%. Larger capitalization stocks, as measured by the S&P 500 Index, were down 1.4%. During this same time period, the Bjurman Micro-Cap Growth Fund had a positive return of 58.4%.

During January, February and March, the Fund maintained high exposure to technology stocks, reaching 70% of the Fund's total assets at one point. This exposure was reduced significantly as the technology sector become temporarily overvalued according to our quantitative models. We sold portions of some tech stocks and full positions of others and invested the proceeds in energy and other non-technology issues. This change in the diversification of the Fund's portfolio cushioned the downside during March, April and May. After the dramatic correction (particularly in the technology sector of the market), we began purchasing several tech stocks again. Similar changes were made in the portfolio during the summer rally.

As of September 30, the Fund's relatively low exposure to technology stocks (28%) has once again cushioned the decline during the first part of October. The recent decline in the markets has created another opportunity to purchase stocks of rapidly growing companies at very reasonable prices. Many of the stocks in the technology sector look particularly attractive at current levels.

We believe that the October decline in the stock market is similar to the decline that took place in the spring of this year. The economic fundamentals and current valuation levels suggest that the latest decline is providing another buying opportunity.

Sincerely,

/s/ G. Andrew Bjurman                   /s/ O. Thomas Barry, III

G. Andrew Bjurman, CFA, CIC             O. Thomas Barry, III, CFA, CIC
Co-President and Portfolio Manager      Co-President and Portfolio Manager

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
  At acquisition cost .........................................    $ 68,197,599
                                                                   ============
  At value (Note 2) ...........................................    $ 82,790,806
Cash ..........................................................         133,231
Dividends receivable ..........................................          40,622
Receivable for securities sold ................................       4,359,845
Receivable for capital shares sold ............................       2,262,814
Organization costs, net (Note 2) ..............................          26,966
Other assets ..................................................          37,651
                                                                   ------------
  TOTAL ASSETS ................................................      89,651,935
                                                                   ------------
LIABILITIES
Payable for securities purchased ..............................       2,166,596
Payable for capital shares redeemed ...........................         130,942
Payable to Adviser (Note 4) ...................................         150,577
Payable to affiliates (Note 4) ................................           6,500
Accrued distribution expense (Note 4) .........................          26,378
Other accrued expenses and liabilities ........................          41,675
                                                                   ------------
  TOTAL LIABILITIES ...........................................       2,522,668
                                                                   ------------

NET ASSETS ....................................................    $ 87,129,267
                                                                   ============

NET ASSETS CONSIST OF
Paid-in capital ...............................................    $ 66,859,072
Accumulated net investment loss ...............................        (287,107)
Accumulated net realized gains from security transactions .....       5,964,095
Net unrealized appreciation on investments ....................      14,593,207
                                                                   ------------
  NET ASSETS ..................................................    $ 87,129,267
                                                                   ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       1,813,869
                                                                   ============

Net asset value, offering price and redemption price
  per share (Note 2) ..........................................    $      48.04
                                                                   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ...................................................    $     96,739
                                                                   ------------

EXPENSES
  Investment advisory fees (Note 4) ...........................         213,248
  Distribution expense (Note 4) ...............................          52,312
  Administration fees (Note 4) ................................          29,131
  Registration fees ...........................................          23,433
  Custodian fees ..............................................          18,620
  Accounting services fees (Note 4) ...........................          15,000
  Transfer agent fees (Note 4) ................................          12,000
  Professional fees ...........................................          10,430
  Trustees' fees and expenses .................................           9,745
  Organization expense (Note 2) ...............................           9,360
  Postage and supplies ........................................           5,923
  Shareholder reports .........................................           3,770
  Underwriting fees (Note 4) ..................................           3,000
  Other expenses ..............................................           1,265
                                                                   ------------
    TOTAL EXPENSES ............................................         407,237
  Fees waived by the Adviser (Note 4) .........................         (23,391)
                                                                   ------------
    NET EXPENSES ..............................................         383,846
                                                                   ------------

NET INVESTMENT LOSS ...........................................        (287,107)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized losses from security transactions ..............        (236,851)
  Net change in unrealized appreciation/depreciation
    on investments ............................................       9,250,850
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..............       9,013,999
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................    $  8,726,892
                                                                   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================
                                                                                       SIX MONTHS
                                                                                          ENDED           YEAR
                                                                                       SEPTEMBER 30,     ENDED
                                                                                           2000         MARCH 31,
                                                                                       (UNAUDITED)        2000
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..............................................................   $   (287,107)  $   (232,229)
  Net realized gains (losses) from security transactions ...........................       (236,851)     7,858,289
  Net change in unrealized appreciation/depreciation on investments ................      9,250,850      3,772,014
                                                                                       ------------   ------------
Net increase in net assets from operations .........................................      8,726,892     11,398,074
                                                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains ..........................................................             --       (188,329)
                                                                                       ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................................................     85,789,754     11,376,371
  Net asset value of shares issued in reinvestment of distributions to shareholders.             --        184,457
  Payments for shares redeemed .....................................................    (30,442,341)    (9,079,715)
                                                                                       ------------   ------------
Net increase in net assets from capital share transactions .........................     55,347,413      2,481,113
                                                                                       ------------   ------------

TOTAL INCREASE IN NET ASSETS .......................................................     64,074,305     13,690,858

NET ASSETS
  Beginning of period ..............................................................     23,054,962      9,364,104
                                                                                       ------------   ------------
  End of period ....................................................................   $ 87,129,267   $ 23,054,962
                                                                                       ============   ============

CAPITAL SHARE ACTIVITY
  Shares sold ......................................................................      1,943,037        322,767
  Shares reinvested ................................................................             --          6,343
  Shares redeemed ..................................................................       (695,192)      (273,213)
                                                                                       ------------   ------------
  Net increase in shares outstanding ...............................................      1,247,845         55,897
  Shares outstanding, beginning of period ..........................................        566,024        510,127
                                                                                       ------------   ------------
  Shares outstanding, end of period ................................................      1,813,869        566,024
                                                                                       ============   ============

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED          YEAR          YEAR           YEAR
                                                              SEPTEMBER 30,     ENDED         ENDED          ENDED
                                                                  2000         MARCH 31,     MARCH 31,      MARCH 31,
                                                               (UNAUDITED)       2000          1999           1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................     $  40.73      $  18.36      $  20.42       $  12.00
                                                                 --------      --------      --------       --------

Income (loss) from investment operations:
  Net investment loss ......................................        (0.16)        (0.41)        (0.26)         (0.10)
  Net realized and unrealized gains (losses) on investments ..       7.47         23.15         (1.80)          8.52
                                                                 --------      --------      --------       --------
Total from investment operations ...........................         7.31         22.74         (2.06)          8.42
                                                                 --------      --------      --------       --------

Less distributions:
  Distributions from net realized gains ....................           --         (0.37)           --             --
                                                                 --------      --------      --------       --------

Net asset value at end of period ...........................     $  48.04      $  40.73      $  18.36       $  20.42
                                                                 ========      ========      ========       ========

Total return ...............................................       17.95%(C)    124.64%       (10.09%)        70.17%
                                                                 ========      ========      ========       ========

Net assets at end of period (000's) ........................     $ 87,129      $ 23,055      $  9,364       $  6,507
                                                                 ========      ========      ========       ========

Ratio of net expenses to average net assets ................        1.79%(B)      1.80%         1.80%          1.80%

Ratio of total expenses to average net assets(A) ...........        1.89%(B)      2.74%         4.40%         13.35%

Ratio of net investment loss to average net assets .........       (1.34%)(B)    (1.65%)       (1.58%)        (1.41%)

Portfolio turnover rate ....................................         235%(B)       337%          234%           110%

(A) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser (Note 4).
(B)  Annualized.
(C)  Not annualized.

See accompanying notes to financial statements.

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS -- 93.7%                                  VALUE
--------------------------------------------------------------------------------
               BASIC MATERIALS** -- 1.3%
    78,600     Ameripath, Inc.* ...............................     $  1,139,700
                                                                    ------------

               ENERGY** -- 15.4%
    86,500     Carrizo Oil & Gas, Inc. ........................        1,211,000
    30,600     Clayton Williams Energy, Inc.* .................        1,239,300
   101,800     Comstock Resources, Inc.* ......................        1,157,975
    59,800     Howell Corp. ...................................          725,075
    10,000     Hydril Co. .....................................          207,500
    39,400     Key Production Co., Inc.* ......................          869,263
    87,100     Magnum Hunter Resources* .......................          794,788
   138,600     Meridian Resource Corp.* .......................          952,875
    75,000     Nordic American Tanker Shipping Ltd. ...........        1,621,875
    86,900     Plains Resources, Inc.* ........................        1,640,238
    78,900     Quicksilver Resources, Inc.* ...................          769,275
   168,000     Range Resources Corp. ..........................          808,500
    67,000     Remington Oil & Gas Corp.* .....................          699,313
   101,200     Texoil, Inc.* ..................................          740,025
                                                                    ------------
                                                                      13,437,002
                                                                    ------------

               INDUSTRIAL** -- 12.6%
    35,600     BEI Technologies, Inc.* ........................        1,486,300
   154,100     Digital Power Corp.* ...........................        1,020,913
    66,500     Engineered Support Systems, Inc. ...............        1,271,813
    43,000     Foilmark, Inc.* ................................          244,563
    60,300     Genesee & Wyoming, Inc. - Class A* .............        1,462,275
    69,900     Ladish Co., Inc.* ..............................          917,438
    52,500     Lifschultz Industries, Inc.* ...................          994,219
    29,700     Measurement Specialties, Inc.* .................        1,433,025
   183,300     OMI Corp.* .....................................        1,535,138
       100     Porton Energy Systems, Inc. ....................            2,863
    50,500     White Electronic Designs Corp.* ................          606,000
                                                                    ------------
                                                                      10,974,547
                                                                    ------------

               CONSUMER, CYCLICAL**-- 7.7%
    30,000     Bright Horizon Family Solutions* ...............          766,875
    42,300     Christopher & Banks Corp.* .....................        1,644,413
   151,100     Circuit City Stores - Carmax Group* ............          689,394
    26,800     Coldwater Creek, Inc.* .........................          723,600
    31,200     Fred's, Inc. ...................................          700,050
    20,000     Isle Of Capri Casinos, Inc.* ...................          310,000
    85,000     MTR Gaming Group, Inc.* ........................          690,625
    46,500     McNaughton Apparel Group, Inc.* ................          761,438
    23,400     Shuffle Master, Inc.* ..........................          454,838
                                                                    ------------
                                                                       6,741,233
                                                                    ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS -- 93.7%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER, NON-CYCLICAL** -- 9.5%
    36,000     1-800 Contacts, Inc.* ..........................        1,728,000
    12,000     Biosite Diagnostics, Inc.* .....................     $    478,500
       200     Durect Corp. ...................................            2,881
    49,500     Interwest Home Medical, Inc.* ..................          176,344
   102,100     Inverness Medical Technology* ..................        1,965,425
    53,000     Panera Bread Company - Class A .................        1,106,375
    40,000     Rehabcare Group, Inc. ..........................        1,700,000
    17,200     Surmodics, Inc.* ...............................          941,700
    13,000     Young Innovations, Inc.* .......................          203,125
                                                                    ------------
                                                                       8,302,350
                                                                    ------------

               TECHNOLOGY** -- 29.0%
    55,000     3D Systems Corp.* ..............................        1,031,249
    42,300     Alpha Technologies Group, Inc.* ................          634,500
     9,700     Anaren Microwave, Inc. .........................        1,315,563
    35,000     Applied Innovation, Inc.* ......................          542,500
    63,800     Bell Microproducts, Inc.* ......................        1,993,750
    50,000     Boston Communications Group, Inc.* .............          962,500
    45,300     Cryolife, Inc.* ................................        1,571,344
     4,900     Datum, Inc.* ...................................          127,400
    32,800     Dianon Systems, Inc.* ..........................        1,307,900
    30,500     Information Resource Engineering, Inc.* ........          922,625
    35,000     Innovative Solutions & Support* ................          599,375
    79,900     Jaco Electronics, Inc.* ........................        1,198,500
    22,500     Keithley Instruments, Inc. .....................        1,575,000
    24,000     Mapinfo Corp.* .................................          751,500
    30,450     Merix Corp.* ...................................        1,973,541
    51,200     Nam Tai Electronics, Inc. ......................        1,056,000
    83,000     Nortech Systems, Inc.* .........................        1,037,500
    20,100     Pentastar Communications, Inc.* ................          484,913
    34,600     Pericom Semiconductor Corp.* ...................        1,280,200
    61,300     RMH Teleservices, Inc. .........................          984,631
    23,950     Reptron Electronics, Inc.* .....................          389,187
    24,500     Scansource, Inc.* ..............................        1,307,687
    56,900     Spectrum Control, Inc.* ........................          913,955
    61,100     Standard Microsystems Corp.* ...................        1,332,743
                                                                    ------------
                                                                      25,294,063
                                                                    ------------

BJURMAN MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS -- 93.7%                                  VALUE
--------------------------------------------------------------------------------
               FINANCIAL SERVICES** -- 14.0%
    45,600     Actrade Financial Technologies, Ltd.* ..........     $  1,370,850
    77,500     Boston Private Financial Holdings, Inc. ........        1,278,750
    68,500     CNBT Bancshares, Inc. ..........................        1,215,874
    70,000     First Sentinel Bancorp, Inc. ...................          667,187
    56,000     Haven Bancorp, Inc. ............................        1,645,000
    62,600     Mutualfirst Financial, Inc. ....................          837,274
    65,800     Oceanfirst Financial Corp. .....................        1,365,350
    40,000     PFF Bancorp, Inc. ..............................          870,000
    60,000     Port Financial Corp.* ..........................        1,065,000
    43,100     Security Financial Bancorp .....................          684,212
    31,800     UCBH Holdings, Inc. ............................        1,138,837
                                                                    ------------
                                                                      12,138,334
                                                                    ------------

               CONGLOMERATES** -- 4.2%
   100,400     ASI Solutions, Inc.* ...........................        1,869,949
    30,200     Corinthian Colleges, Inc.* .....................        1,781,800
                                                                    ------------
                                                                       3,651,749
                                                                    ------------

               TOTAL COMMON STOCKS (Cost $67,085,771) .........     $ 81,678,978
                                                                    ------------

               MONEY MARKETS -- 1.3%
 1,111,828     Firstar Stellar Treasury Fund (Cost $1,111,828)      $  1,111,828
                                                                    ------------

               TOTAL INVESTMENT SECURITIES-- 95.0%
                 (Cost $68,197,599) ...........................     $ 82,790,806

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 5.0% ...        4,338,461
                                                                    ------------

               NET ASSETS -- 100%..............................     $ 87,129,267
                                                                    ============

*    Non-income producing security.
**   Securities are grouped by sector.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)
================================================================================

1.   ORGANIZATION
The Bjurman Funds (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Bjurman Micro-Cap Growth Fund (the "Fund"). The Fund commenced operations on March 31, 1997 when 8,333 capital shares were purchased at $12 per share.

The Fund seeks capital appreciation through investments in the common stocks of smaller companies with market capitalizations generally between $30 million and $300 million at the time of investment.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Based upon the federal income tax cost of portfolio investments of $68,299,260 as of September 30, 2000, the Fund had net unrealized appreciation of $14,491,546, consisting of $16,932,680 of gross unrealized appreciation and $2,441,134 of gross unrealized depreciation. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

3.   INVESTMENT TRANSACTIONS
For the six months ended September 30, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $99,634,974 and $50,937,992, respectively.

4.   TRANSACTIONS WITH AFFILIATES
Certain Trustees and officers of the Trust are also officers of George D. Bjurman & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc. (the "Underwriter"), the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of the Fund to the extent necessary to limit total operating expenses to 1.80% of the Fund's average daily net assets. For the six months ended September 30, 2000, the Adviser waived $23,391 of its investment advisory fee. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are the Fund's obligation are subject reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary expenses.

BJURMAN MICRO-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; and 0.10% of such assets in excess of $50 million, subject to a monthly minimum fee of $2,000.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee at an annual rate of $20 per shareholder account, subject to a monthly minimum fee of $2,000. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current net assets, of $2,500 from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter receives a monthly fee of $500 from the Fund. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, the Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of the Fund at a maximum aggregate annual rate of 0.25% of the Fund's average daily net assets. Under the Plan, the Fund incurred $52,312 of distribution fees during the six months ended September 30, 2000.